Loans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Variable rate outstanding loans	$ 37,300,000	$ 34,300,000
Interest income forgone on loans classified as non-accrual	732,268	819,524	$ 813,710
Restructured Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 174,274	$ 174,274
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	80.00%
Commercial Real Estate [Member] | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	80.00%
Commercial Real Estate [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	50.00%
Consumer Loans [Member] | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan-to-value ratios	80.00%